Right of use assets and Lease liabilities (Details3) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	$ 689,305,135	$ 602,553,419
Financial libilities measured at amortized cost [member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	585,632,176	504,573,662
Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	45,771,198	42,461,404
Financial leases obligations [Member] | Financial libilities measured at amortized cost [member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	35,161,384	32,134,911
Financial leases obligations [Member] | Interest
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	10,609,814	10,326,493
0 to 3 months
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	11,628,369	7,480,235
0 to 3 months | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,959,601	1,689,539
0 to 3 months | Financial leases obligations [Member] | Financial libilities measured at amortized cost [member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,646,160	1,373,828
0 to 3 months | Financial leases obligations [Member] | Interest
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	313,441	315,711
3 months to 1 year
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	99,881,647	65,586,809
3 months to 1 year | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	5,372,094	4,415,461
3 months to 1 year | Financial leases obligations [Member] | Financial libilities measured at amortized cost [member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	4,506,201	3,560,811
3 months to 1 year | Financial leases obligations [Member] | Interest
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	865,893	854,650
Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	182,782,306	121,912,557
Over 1 year to 3 years | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	10,310,033	7,687,792
Over 1 year to 3 years | Financial leases obligations [Member] | Financial libilities measured at amortized cost [member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	8,224,925	5,960,765
Over 1 year to 3 years | Financial leases obligations [Member] | Interest
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	2,085,108	1,727,027
Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	130,600,053	127,561,253
Over 3 years to 5 years | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	3,927,456	4,724,806
Over 3 years to 5 years | Financial leases obligations [Member] | Financial libilities measured at amortized cost [member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	2,535,945	3,404,844
Over 3 years to 5 years | Financial leases obligations [Member] | Interest
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,391,511	1,319,962
Over 5 years
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	264,412,760	280,012,565
Over 5 years | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	24,202,014	23,943,806
Over 5 years | Financial leases obligations [Member] | Financial libilities measured at amortized cost [member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	18,248,153	17,834,663
Over 5 years | Financial leases obligations [Member] | Interest
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	$ 5,953,861	$ 6,109,143